Mortgage and Term Loans (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Mortgage And Term Loans Mortgage And Term Loans 1	0.75%
Mortgage And Term Loans Mortgage And Term Loans 2	4.00
Mortgage And Term Loans Mortgage And Term Loans 3	4.00%
Mortgage And Term Loans Mortgage And Term Loans 4	4.00%
Mortgage And Term Loans Mortgage And Term Loans 5	$ 3,268,725
Mortgage And Term Loans Mortgage And Term Loans 6	3,348,505
Mortgage And Term Loans Mortgage And Term Loans 7	0.75%
Mortgage And Term Loans Mortgage And Term Loans 8	4.00
Mortgage And Term Loans Mortgage And Term Loans 9	4.00%
Mortgage And Term Loans Mortgage And Term Loans 10	4.00%
Mortgage And Term Loans Mortgage And Term Loans 11	1,525,029
Mortgage And Term Loans Mortgage And Term Loans 12	1,749,097
Mortgage And Term Loans Mortgage And Term Loans 13	4,793,754
Mortgage And Term Loans Mortgage And Term Loans 14	5,097,602
Mortgage And Term Loans Mortgage And Term Loans 15	(4,487,655)
Mortgage And Term Loans Mortgage And Term Loans 16	(4,794,045)
Mortgage And Term Loans Mortgage And Term Loans 17	306,099
Mortgage And Term Loans Mortgage And Term Loans 18	$ 303,557